Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		¥ 69,795	¥ 72,015
Equity instruments at fair value through other comprehensive income		4,908,453	4,586,811
Debt instruments at fair value through other comprehensive income		25,706,196	26,392,635
Total investment securities		30,684,444	31,051,461
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		22,300	22,300
Debt instruments at fair value through other comprehensive income		15,159,758	15,752,438
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		22,300	22,300
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		13,446,048	14,293,611
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		930,934	732,622
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		782,466	725,895
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		310	310
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		47,495	49,715
Debt instruments at fair value through other comprehensive income		10,546,438	10,640,197
Foreign [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	[1]	44,667	47,129
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		2,828	2,586
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		5,846,120	5,564,944
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	[1]	2,901,421	2,994,032
Foreign [member] | Debt instruments [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		1,431,678	1,658,732
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		367,219	422,489
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		4,052,373	3,919,787
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 856,080	¥ 667,024

[1]	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.